Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 186,146	¥ 419,775	¥ 212,270
Downward adjustments and impairments	5,087	2,435	1,413
Upward adjustments	¥ 9,216	¥ 9,128	¥ 2,373